Transactions with Non-Controlling Interest	12 Months Ended
Dec. 31, 2022
Transactions with Non-controlling Interets [Abstract]
Transactions with Non-controlling Interest

34. Transactions with Non-controlling Interest

A. Contributions (returns) from non-controlling shareholders

It corresponds to contributions and returns made by the partners of the subsidiary Viva Negocio Inmobiliario S.A.C. for the realization of real estate projects. As of December 31, the balances include:

In thousands of soles	2020	2021	2022
Contributions received	18	182	995
Returns of contributions	(15,743)	(27,286)	(37,874)
Decrease in equity of non controlling parties	(15,725)	(27,104)	(36,879)